SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
State	[1]
Other
Total current tax expense
Federal
State
Other
Total deferred tax expense
Total tax expense

[1]	Immaterial amounts